Share-Based Payments - Warrants (Details)		6 Months Ended		12 Months Ended
	Jan. 04, 2021 kr / shares	Jun. 30, 2021 kr / shares	Jun. 30, 2020 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares	Aug. 10, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares		11.80%	12.30%	13.80%	13.50%	12.90%
Warrants granted, price per share				kr 1	kr 1	kr 1
Warrants
Share-Based Payments
Vesting period		36 months		36 months
Warrants granted		63,809		363,168	257,832	192,528
Warrants granted, price per share		kr 1	kr 1
Warrants | CFO
Share-Based Payments
Warrants granted					150,660
Ordinary shares
Share-Based Payments
Nominal value per share				kr 1	kr 1		kr 1
Ordinary shares | Stock Split
Share-Based Payments
Share split ratio	2
Bonus issue share ratio	17
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary shares | Warrants | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1